Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands	Series D Preferred Stock [Member]	Series E-1 Preferred Stock [Member]	Series A Preferred Stock [Member]	Series E Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 30, 2017						$ 57,574	$ 783	$ (65,142)	$ (6,785)
Beginninng balance, shares at Dec. 30, 2017			1,663,008		3,909,114
Shares issued to/for Employees, directors and consultants						1,151			1,151
Shares issued to/for Employees, directors and consultants, shares					166,548
Shares issued to/for Acquisition of Clement May						21			21
Shares issued to/for Acquisition of Clement May, shares					15,000
Shares issued to/for Term loans						371			371
Shares issued to/for Term loans, shares					492,000
Shares issued to/for At-Market-Facility, net						2,245			2,245
Shares issued to/for At-Market-Facility, net, shares					742,980
Shares issued to/for Debt Conversion, net				$ 13		12,214			12,227
Shares issued to/for Debt Conversion, net, shares				13,000
Shares issued to/for Warrant adjustments						682			682
Shares issued to/for Warrant adjustments, shares
Dividends - Series A Preferred Stock - Related Party						(200)			(200)
Dividends - Series A Preferred Stock - Related Party, shares
Dividends - Series E Preferred Stock - Related Party						(195)			(195)
Dividends - Series E Preferred Stock - Related Party, shares
Dividends - Series E-1 Preferred Stock - Related Party						(91)			(91)
Dividends - Series E-1 Preferred Stock - Related Party, shares	81
Foreign currency translation gain (loss)							1,270		1,270
Additional shares issues on share split
Additional shares issues on share split, shares					426
Net loss								(6,501)	(6,501)
Ending balance at Dec. 29, 2018				$ 13		73,772	2,053	(71,643)	4,195
Ending balance, shares at Dec. 29, 2018	81	81	1,663,008	13,000	5,326,068
Shares issued to/for Employees, directors and consultants						621			621
Shares issued to/for Employees, directors and consultants, shares					22,800
Dividends - Series A Preferred Stock - Related Party						(150)			(150)
Dividends - Series A Preferred Stock - Related Party, shares
Dividends - Series E Preferred Stock - Related Party						(1,170)			(1,170)
Dividends - Series E Preferred Stock - Related Party, shares
Dividends - Series E-1 Preferred Stock - Related Party						(546)			(546)
Dividends - Series E-1 Preferred Stock - Related Party, shares		486
Dividends - Common stockholders						(249)			(249)
Shares issued to/for Sale of common stock, net					$ 1	4,395			$ 4,396
Shares issued to/for Sale of common stock, net, shares					3,331,280				3,354,080
Foreign currency translation gain (loss)							719		$ 719
Net loss								(2,350)	(2,350)
Ending balance at Sep. 28, 2019				$ 13	$ 1	76,673	2,772	(73,993)	5,466
Ending balance, shares at Sep. 28, 2019		567	1,663,008	13,000	8,680,148
Beginning balance at Dec. 29, 2018				$ 13		73,772	2,053	(71,643)	4,195
Beginninng balance, shares at Dec. 29, 2018	81	81	1,663,008	13,000	5,326,068
Shares issued to/for Employees, directors and consultants						832			832
Shares issued to/for Employees, directors and consultants, shares					28,400
Dividends - Series A Preferred Stock - Related Party						(200)			(200)
Dividends - Series A Preferred Stock - Related Party, shares
Dividends - Series E Preferred Stock - Related Party						(1,560)			(1,560)
Dividends - Series E Preferred Stock - Related Party, shares
Dividends - Series E-1 Preferred Stock - Related Party						(728)			(728)
Dividends - Series E-1 Preferred Stock - Related Party, shares		648
Shares issued to/for Share issuance to Jackson						75			75
Shares issued to/for Share issuance to Jackson, shares					100,000
Dividends - Common stockholders						(337)			(337)
Shares issued to/for Sale of common stock, net					$ 1	4,360			$ 4,361
Shares issued to/for Sale of common stock, net, shares					3,331,280				3,459,680
Foreign currency translation gain (loss)							(2,111)		$ (2,111)
Net loss								(4,894)	(4,894)
Ending balance at Dec. 28, 2019				$ 13	$ 1	76,214	(58)	(76,537)	(367)
Ending balance, shares at Dec. 28, 2019		729	1,663,008	13,000	8,785,748
Beginning balance at Jun. 29, 2019				$ 13	$ 1	76,711	2,055	(72,885)	5,895
Beginninng balance, shares at Jun. 29, 2019		81	1,663,008	13,000	8,245,948
Shares issued to/for Employees, directors and consultants						198			198
Shares issued to/for Employees, directors and consultants, shares					5,600
Dividends - Series A Preferred Stock - Related Party						(50)			(50)
Dividends - Series A Preferred Stock - Related Party, shares
Dividends - Series E Preferred Stock - Related Party						(390)			(390)
Dividends - Series E Preferred Stock - Related Party, shares
Dividends - Series E-1 Preferred Stock - Related Party						(182)			(182)
Dividends - Series E-1 Preferred Stock - Related Party, shares		486
Dividends - Common stockholders						(85)			(85)
Shares issued to/for Sale of common stock, net						471			471
Shares issued to/for Sale of common stock, net, shares					428,600
Foreign currency translation gain (loss)							717		717
Net loss								(1,108)	(1,108)
Ending balance at Sep. 28, 2019				$ 13	$ 1	76,673	2,772	(73,993)	5,466
Ending balance, shares at Sep. 28, 2019		567	1,663,008	13,000	8,680,148
Beginning balance at Dec. 28, 2019				$ 13	$ 1	76,214	(58)	(76,537)	(367)
Beginninng balance, shares at Dec. 28, 2019		729	1,663,008	13,000	8,785,748
Shares issued to/for Employees, directors and consultants						479			479
Shares issued to/for Employees, directors and consultants, shares					31,800
Dividends - Series A Preferred Stock - Related Party						(93)			(93)
Dividends - Series A Preferred Stock - Related Party, shares
Dividends - Series E Preferred Stock - Related Party						(2,111)			(2,111)
Dividends - Series E Preferred Stock - Related Party, shares
Dividends - Series E-1 Preferred Stock - Related Party						(575)			(575)
Dividends - Series E-1 Preferred Stock - Related Party, shares		490
Shares issued to/for Share issuance to Jackson						324			324
Shares issued to/for Share issuance to Jackson, shares					500,000
Warrants issued to consultants						55			55
Conversion of Series A to common shares
Conversion of Series A to common shares, shares			(623,628)		16,215
Shares issued to/for Sale of common stock, net, shares									548,015
Foreign currency translation gain (loss)							344		$ 344
Net loss								(13,401)	(13,401)
Ending balance at Sep. 26, 2020				$ 13	$ 1	74,293	286	(89,938)	(15,345)
Ending balance, shares at Sep. 26, 2020		1,219	1,039,380	13,000	9,333,763
Beginning balance at Jun. 27, 2020				$ 13	$ 1	74,890	455	(87,297)	(11,938)
Beginninng balance, shares at Jun. 27, 2020		1,053	1,039,380	13,000	9,322,563
Shares issued to/for Employees, directors and consultants						140			140
Shares issued to/for Employees, directors and consultants, shares					11,200
Dividends - Series A Preferred Stock - Related Party						(31)			(31)
Dividends - Series A Preferred Stock - Related Party, shares
Dividends - Series E Preferred Stock - Related Party						(553)			(553)
Dividends - Series E Preferred Stock - Related Party, shares
Dividends - Series E-1 Preferred Stock - Related Party						(208)			(208)
Dividends - Series E-1 Preferred Stock - Related Party, shares		166
Shares issued to/for Share issuance to Jackson
Shares issued to/for Share issuance to Jackson, shares
Warrants issued to consultants						55			55
Foreign currency translation gain (loss)							(169)		(169)
Net loss								(2,641)	(2,641)
Ending balance at Sep. 26, 2020				$ 13	$ 1	$ 74,293	$ 286	$ (89,938)	$ (15,345)
Ending balance, shares at Sep. 26, 2020		1,219	1,039,380	13,000	9,333,763